Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
December 31, 2023
F45-NPRT3-0224
1.843410.117
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $33,207,514)	33,350,000	33,213,312

Domestic Equity Funds - 49.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	31,455,600	338,776,817
Fidelity Series Blue Chip Growth Fund (c)	60,180,832	940,024,601
Fidelity Series Commodity Strategy Fund (c)	1,332,451	123,424,981
Fidelity Series Growth Company Fund (c)	90,132,007	1,754,870,180
Fidelity Series Intrinsic Opportunities Fund (c)	32,281,017	349,603,415
Fidelity Series Large Cap Stock Fund (c)	84,427,259	1,649,708,639
Fidelity Series Large Cap Value Index Fund (c)	35,104,361	516,736,194
Fidelity Series Opportunistic Insights Fund (c)	54,975,982	1,036,847,026
Fidelity Series Small Cap Core Fund (c)	249,438	2,806,182
Fidelity Series Small Cap Discovery Fund (c)	12,783,279	149,308,703
Fidelity Series Small Cap Opportunities Fund (c)	38,118,666	529,849,452
Fidelity Series Stock Selector Large Cap Value Fund (c)	88,326,063	1,153,538,388
Fidelity Series Value Discovery Fund (c)	68,737,716	1,022,817,214
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,502,610,591)		9,568,311,792

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	36,666,234	538,626,982
Fidelity Series Emerging Markets Fund (c)	61,874,759	523,460,463
Fidelity Series Emerging Markets Opportunities Fund (c)	120,937,705	2,095,850,423
Fidelity Series International Growth Fund (c)	89,022,238	1,524,950,943
Fidelity Series International Small Cap Fund (c)	17,690,269	300,026,969
Fidelity Series International Value Fund (c)	130,170,468	1,519,089,361
Fidelity Series Overseas Fund (c)	117,000,139	1,517,491,808
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,945,664,615)		8,019,496,949

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,974,537	15,124,951
Fidelity Series Emerging Markets Debt Fund (c)	12,255,895	94,983,183
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,304,372	30,961,962
Fidelity Series Floating Rate High Income Fund (c)	1,899,378	17,151,381
Fidelity Series High Income Fund (c)	11,486,397	96,600,595
Fidelity Series International Credit Fund (c)	734,954	5,864,930
Fidelity Series Investment Grade Bond Fund (c)	1,385,276	13,991,291
Fidelity Series Long-Term Treasury Bond Index Fund (c)	187,615,401	1,099,426,249
Fidelity Series Real Estate Income Fund (c)	1,945,763	18,465,295
TOTAL BOND FUNDS (Cost $1,731,251,995)		1,392,569,837

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	45,152,698	45,161,729
Fidelity Series Government Money Market Fund 5.43% (c)(e)	238,116,695	238,116,695
Fidelity Series Short-Term Credit Fund (c)	102,174	1,006,414
TOTAL SHORT-TERM FUNDS (Cost $284,257,393)		284,284,838

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,496,992,108)	19,297,876,728
NET OTHER ASSETS (LIABILITIES) - 0.0%	201,939
NET ASSETS - 100.0%	19,298,078,667

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,865	Mar 2024	436,322,266	13,808,982	13,808,982
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6,156	Mar 2024	669,609,281	14,471,644	14,471,644
CBOT Long Term U.S. Treasury Bond Contracts (United States)	775	Mar 2024	96,826,563	7,046,324	7,046,324

TOTAL PURCHASED					35,326,950

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	634	Mar 2024	152,794,000	(5,072,831)	(5,072,831)
ICE MSCI EAFE Index Contracts (United States)	94	Mar 2024	10,586,280	(27,737)	(27,737)
ICE MSCI Emerging Markets Index Contracts (United States)	2,677	Mar 2024	138,360,745	(6,109,377)	(6,109,377)

TOTAL SOLD					(11,209,945)

TOTAL FUTURES CONTRACTS					24,117,005
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,213,312.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	30,797,237	326,963,592	312,599,100	1,161,313	-	-	45,161,729	0.1%
Total	30,797,237	326,963,592	312,599,100	1,161,313	-	-	45,161,729

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	15,448,990	1,394,209	945,855	486,560	(37,132)	(735,261)	15,124,951
Fidelity Series All-Sector Equity Fund	305,056,033	31,935,382	40,343,238	15,748,499	320,263	41,808,377	338,776,817
Fidelity Series Blue Chip Growth Fund	840,163,886	68,361,626	206,758,090	5,119,428	12,768,063	225,489,116	940,024,601
Fidelity Series Canada Fund	496,480,170	73,174,681	68,388,652	17,736,951	8,704,455	28,656,328	538,626,982
Fidelity Series Commodity Strategy Fund	119,027,836	27,886,394	15,211,061	5,463,825	(2,631,007)	(5,647,181)	123,424,981
Fidelity Series Emerging Markets Debt Fund	84,432,319	10,599,647	4,966,195	4,255,896	(91,712)	5,009,124	94,983,183
Fidelity Series Emerging Markets Debt Local Currency Fund	28,818,294	3,061,693	1,716,162	1,520,252	(13,005)	811,142	30,961,962
Fidelity Series Emerging Markets Fund	296,718,849	221,939,269	14,296,056	12,360,833	682,555	18,415,846	523,460,463
Fidelity Series Emerging Markets Opportunities Fund	2,040,268,363	112,810,948	166,003,981	57,661,920	4,888,168	103,886,925	2,095,850,423
Fidelity Series Floating Rate High Income Fund	15,720,863	2,128,764	987,106	1,221,973	8,072	280,788	17,151,381
Fidelity Series Government Money Market Fund 5.43%	171,729,719	115,595,338	49,208,362	7,760,417	-	-	238,116,695
Fidelity Series Growth Company Fund	1,567,391,907	181,929,730	336,979,805	53,591,607	(5,372,643)	347,900,991	1,754,870,180
Fidelity Series High Income Fund	84,916,809	13,826,581	4,836,743	4,433,218	61,678	2,632,270	96,600,595
Fidelity Series International Credit Fund	5,644,124	212,967	140,368	212,967	2,432	145,775	5,864,930
Fidelity Series International Growth Fund	1,311,890,360	182,576,374	89,839,698	19,273,939	15,843,476	104,480,431	1,524,950,943
Fidelity Series International Small Cap Fund	358,143,140	29,324,765	97,748,705	9,999,181	(15,593,626)	25,901,395	300,026,969
Fidelity Series International Value Fund	1,308,444,385	208,310,666	131,967,272	48,008,109	11,769,452	122,532,130	1,519,089,361
Fidelity Series Intrinsic Opportunities Fund	316,394,012	95,568,394	43,988,805	70,840,169	(1,960,184)	(16,410,002)	349,603,415
Fidelity Series Investment Grade Bond Fund	4,201,789	9,853,300	649,041	210,564	(138)	585,381	13,991,291
Fidelity Series Large Cap Stock Fund	1,471,752,006	173,663,480	154,528,148	84,203,346	22,483,163	136,338,138	1,649,708,639
Fidelity Series Large Cap Value Index Fund	461,064,864	64,523,279	38,285,484	20,524,731	3,781,054	25,652,481	516,736,194
Fidelity Series Long-Term Treasury Bond Index Fund	987,598,813	232,200,639	70,020,348	24,563,792	(343,910)	(50,008,945)	1,099,426,249
Fidelity Series Opportunistic Insights Fund	934,008,400	58,005,013	140,814,421	10,556,715	(3,785,771)	189,433,805	1,036,847,026
Fidelity Series Overseas Fund	1,310,610,368	187,217,634	94,509,764	24,520,253	10,588,963	103,584,607	1,517,491,808
Fidelity Series Real Estate Income Fund	26,361,803	2,643,599	10,585,839	1,316,571	(906,418)	952,150	18,465,295
Fidelity Series Short-Term Credit Fund	905,028	105,821	24,599	21,759	620	19,544	1,006,414
Fidelity Series Small Cap Core Fund	-	2,687,088	269,142	45,189	26,550	361,686	2,806,182
Fidelity Series Small Cap Discovery Fund	134,196,723	22,575,405	25,242,832	4,447,405	1,488,996	16,290,411	149,308,703
Fidelity Series Small Cap Opportunities Fund	451,379,502	60,213,575	47,501,999	5,058,887	3,199,959	62,558,415	529,849,452
Fidelity Series Stock Selector Large Cap Value Fund	1,027,626,432	137,986,914	102,410,120	52,128,068	6,567,177	83,767,985	1,153,538,388
Fidelity Series Value Discovery Fund	916,950,854	157,250,380	84,293,722	47,074,349	5,750,130	27,159,572	1,022,817,214
	17,093,346,641	2,489,563,555	2,043,461,613	610,367,373	78,199,680	1,601,853,424	19,219,501,687

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.